Investment in Trust Account (Table)	12 Months Ended
Jun. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Trading Securities (and Certain Trading Assets) [Table Text Block]	Investments at June 30, 2012 consist of the following:
	Cost	Gross Unrealized Holding Gain	Fair Value
Fixed income securities:
U.S. Treasury Securities	$64,635,569	$30,701	$64,666,270